Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: June 10, 2026

Payment Date	6/15/2026
Collection Period Start	5/1/2026
Collection Period End	5/31/2026
Interest Period Start	5/15/2026
Interest Period End	6/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$—	$—	$—	—	Oct-27
Class A-2b Notes	$—	$—	$—	—	Oct-27
Class A-3 Notes	$391,306,693.22	$23,301,379.06	$368,005,314.16	0.934973	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$489,296,693.22	$23,301,379.06	$465,995,314.16

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$506,457,465.92	$482,443,348.26	0.432249
YSOC Amount	$14,447,782.72	$13,735,044.12
Adjusted Pool Balance	$492,009,683.20	$468,708,304.14
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$—	4.61000%	30/360	$—
Class A-2b Notes	$—	3.96285%	ACT/360	$—
Class A-3 Notes	$391,306,693.22	4.62000%	30/360	$1,506,530.77
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$489,296,693.22			$1,899,988.18

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$506,457,465.92	$482,443,348.26
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$492,009,683.20	$468,708,304.14
Number of Receivables Outstanding	33,035	32,242
Weighted Average Contract Rate	7.59%	7.60%
Weighted Average Remaining Term (months)	38.6	37.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,147,558.36
Principal Collections	$23,816,524.68
Liquidation Proceeds	$129,749.19
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,093,832.23
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,093,832.23

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$422,047.89	$422,047.89	$—	$—	$26,671,784.34
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,671,784.34
Interest - Class A-2a Notes	$—	$—	$—	$—	$26,671,784.34
Interest - Class A-2b Notes	$—	$—	$—	$—	$26,671,784.34
Interest - Class A-3 Notes	$1,506,530.77	$1,506,530.77	$—	$—	$25,165,253.57
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$24,911,128.24
First Allocation of Principal	$—	$—	$—	$—	$24,911,128.24
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$24,866,914.49
Second Allocation of Principal	$—	$—	$—	$—	$24,866,914.49
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$24,820,892.41
Third Allocation of Principal	$9,738,389.08	$9,738,389.08	$—	$—	$15,082,503.33
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,033,407.08
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,183,407.08
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,183,407.08
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,470,417.10
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,470,417.10
Remaining Funds to Certificates	$1,470,417.10	$1,470,417.10	$—	$—	$—
Total	$27,093,832.23	$27,093,832.23	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$14,447,782.72
Increase/(Decrease)	$(712,738.60)
Ending YSOC Amount	$13,735,044.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$492,009,683.20	$468,708,304.14
Note Balance	$489,296,693.22	$465,995,314.16
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	24	$197,592.98
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	100	$129,749.19
Monthly Net Losses (Liquidation Proceeds)			$67,843.79
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.03)%
Second Preceding Collection Period			0.33%
Preceding Collection Period			0.07%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$2,179,218.22
Cumulative Net Loss Ratio			0.20%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	45	$817,690.04
60-89 Days Delinquent	0.06%	14	$293,387.93
90-119 Days Delinquent	0.02%	6	$80,226.15
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	65	$1,191,304.12

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$40,419.39
Total Repossessed Inventory		3	$57,460.63

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$373,614.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.56	0.12%	25	0.08%